UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08397
                                                     ---------

                           The Marsico Investment Fund
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               (Exact name of Registrant as specified in charter)

                          1200 17th Street, Suite 1600
                             Denver, Colorado 80202
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               (Address of principal executive offices) (Zip code)

                             Christopher J. Marsico
                           The Marsico Investment Fund
                          1200 17th Street, Suite 1600
                             Denver, Colorado 80202
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                     (Name and address of agent for service)

                                   Copies to:
                             Sander M. Bieber, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006



       Registrant's telephone number, including area code: (303) 454-5600
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2005
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                                EXPLANATORY NOTE

Items 1 through 11 to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on December 2, 2005 (Accession Number
0000948221-05-000303).



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             The Marsico Investment Fund
                         -------------------------------------------------------


By (Signature and Title) /s/ Thomas F. Marsico
                         -------------------------------------------------------
                         Thomas F. Marsico, President

Date              March 8, 2006
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By (Signature and Title) /s/ Thomas F. Marsico
                         -------------------------------------------------------
                         Thomas F. Marsico, President

Date              March 8, 2006
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By (Signature and Title)    /s/ Christopher J. Marsico
                         -------------------------------------------------------
                            Christopher J. Marsico, Vice President and Treasurer

Date              March 8, 2006
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                                    EXHIBITS

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.





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